Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 96.64%
Australia: 7.14%
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	13,272	$ 326,329
Aurizon Holdings Limited (Industrials, Road & rail)	49,436	110,109
Australia & New Zealand Banking Group Limited (Financials, Banks)	36,839	611,048
BHP Billiton Limited (Materials, Metals & mining)	26,145	795,202
BHP Group Limited (Materials, Metals & mining)	17,762	540,001
BlueScope Steel Limited (Materials, Metals & mining)	15,572	199,718
Brambles Limited (Industrials, Commercial services & supplies)	16,047	138,971
Coles Group Limited (Consumer staples, Food & staples retailing)	16,148	197,544
Commonwealth Bank of Australia (Financials, Banks)	16,157	1,094,706
CSL Limited (Health care, Biotechnology)	4,301	857,534
Dexus Property Group (Real estate, Equity REITs)	12,317	69,869
Fortescue Metals Group Limited (Materials, Metals & mining)	16,239	233,843
Goodman Group (Real estate, Equity REITs)	9,090	121,477
Macquarie Group Limited (Financials, Capital markets)	4,404	561,633
National Australia Bank Limited (Financials, Banks)	31,307	631,994
Qantas Airways Limited (Industrials, Airlines) †	31,074	134,240
Rio Tinto Limited (Materials, Metals & mining)	3,371	264,784
Scentre Group (Real estate, Equity REITs)	96,428	193,361
Sonic Healthcare Limited (Health care, Health care providers & services)	5,074	109,974
South32 Limited (Materials, Metals & mining)	62,604	182,828
Stockland Corporation Limited (Real estate, Equity REITs)	50,046	129,316
Suncorp Group Limited (Financials, Insurance)	21,991	190,151
Transurban Group (Industrials, Transportation infrastructure)	36,273	346,107
Wesfarmers Limited (Consumer discretionary, Multiline retail)	9,885	320,874
Westpac Banking Corporation (Financials, Banks)	42,712	647,533
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	18,741	452,854
Woolworths Group Limited (Consumer staples, Food & staples retailing)	4,930	122,478
		9,584,478
Austria: 0.22%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	4,645	182,666
OMV AG (Energy, Oil, gas & consumable fuels)	2,367	115,440
		298,106
Belgium: 0.60%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	2,530	153,146
KBC Group NV (Financials, Banks)	7,976	596,440
Umicore SA (Materials, Chemicals)	1,750	58,435
		808,021
Denmark: 3.05%
A.P. Moller - Maersk AS Class B (Industrials, Marine)	111	254,271
Carlsberg AS Class B (Consumer staples, Beverages)	1,081	152,970
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,079	124,781
DSV Panalpina AS (Industrials, Air freight & logistics)	3,474	632,395
Genmab AS (Health care, Biotechnology) †	993	373,660
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	15,904	2,251,450
Vestas Wind System AS Class A (Industrials, Electrical equipment)	5,153	146,893
William Demant Holding AS (Health care, Health care equipment & supplies) †	5,294	158,661
		4,095,081
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Finland: 1.10%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,271	$ 129,037
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	5,539	120,511
Kone Oyj Class B (Industrials, Machinery)	2,867	149,044
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	1,727	83,460
Nokia Oyj (Information technology, Communications equipment)	37,560	173,985
Nordea Bank Abp (Financials, Banks)	36,049	456,777
Sampo Oyj Class A (Financials, Insurance)	2,986	145,408
Stora Enso Oyj (Materials, Paper & forest products)	15,514	219,801
		1,478,023
France: 11.97%
Air Liquide SA (Materials, Chemicals)	3,383	538,733
Amundi SA (Financials, Capital markets) 144A	2,764	182,425
Arkema SA (Materials, Chemicals)	1,358	138,120
AXA SA (Financials, Insurance)	12,922	407,978
BNP Paribas SA (Financials, Banks)	12,628	883,541
Capgemini SE (Information technology, IT services)	1,729	325,245
Carrefour SA (Consumer staples, Food & staples retailing)	10,015	198,192
Compagnie de Saint-Gobain SA (Industrials, Building products)	6,777	403,775
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	5,455	171,564
Credit Agricole SA (Financials, Banks)	19,179	234,542
Danone SA (Consumer staples, Food products)	5,527	311,236
Dassault Avation SA (Industrials, Aerospace & defense)	845	145,414
Dassault Systèmes SE (Information technology, Software)	4,565	176,623
Edenred Group SE (Information technology, IT services)	3,217	181,428
Eiffage SA (Industrials, Construction & engineering)	3,420	376,203
Engie SA (Utilities, Multi-utilities)	34,443	504,050
Essilor International SA (Health care, Health care equipment & supplies)	2,692	468,101
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	288	522,571
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	609	357,497
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	3,506	138,653
Legrand SA (Industrials, Electrical equipment)	3,681	341,061
L'Oréal SA (Consumer staples, Personal products)	2,115	839,112
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,512	2,096,327
Orange SA (Communication services, Diversified telecommunication services)	21,402	244,297
Pernod-Ricard SA (Consumer staples, Beverages)	2,633	550,579
Publicis Groupe SA (Communication services, Media)	4,636	368,939
Safran SA (Industrials, Aerospace & defense)	3,245	459,782
Sanofi SA (Health care, Pharmaceuticals)	9,838	924,958
Schneider Electric SE (Industrials, Electrical equipment)	4,687	754,125
Societe Generale SA (Financials, Banks)	6,920	199,963
Teleperformance SE (Industrials, Professional services)	1,081	281,270
Thales SA (Industrials, Aerospace & defense)	1,752	244,978
Total SA (Energy, Oil, gas & consumable fuels)	20,479	1,268,663
Veolia Environnement SA (Utilities, Multi-utilities)	4,774	142,950
Vinci SA (Industrials, Construction & engineering)	4,882	556,852
Vivendi SE (Communication services, Media)	13,567	139,882
		16,079,629
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Germany: 7.45%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	705	$ 105,633
Allianz AG (Financials, Insurance)	3,709	871,496
BASF SE (Materials, Chemicals)	9,205	471,959
Bayer AG (Health care, Pharmaceuticals)	10,892	648,487
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	4,420	456,984
Beiersdorf AG (Consumer staples, Personal products)	1,911	228,403
Daimler Truck Holding AG (Industrials, Machinery) †	4,643	147,401
Deutsche Bank AG (Financials, Capital markets)	16,645	207,744
Deutsche Boerse AG (Financials, Capital markets)	2,845	496,511
Deutsche Lufthansa AG (Industrials, Airlines) †	16,023	166,459
Deutsche Post AG (Industrials, Air freight & logistics)	11,121	471,919
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	32,578	731,710
E.ON SE (Utilities, Multi-utilities)	34,028	372,331
Hellofresh SE (Consumer staples, Food & staples retailing) †	4,294	96,603
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	9,119	323,258
LEG Immobilien AG (Real estate, Real estate management & development)	2,457	178,743
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	8,299	637,711
Merck KGaA (Health care, Pharmaceuticals)	1,766	335,007
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,178	406,311
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)	1,146	73,212
RWE AG (Utilities, Independent power & renewable electricity producers)	9,172	390,377
SAP SE (Information technology, Software)	9,080	1,032,229
Siemens AG (Industrials, Industrial conglomerates)	5,720	875,441
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	2,950	154,076
United Internet AG (Communication services, Diversified telecommunication services)	5,734	125,664
		10,005,669
Hong Kong: 2.66%
AIA Group Limited (Financials, Insurance)	95,000	1,007,561
BOC Hong Kong (Holdings) Limited (Financials, Banks)	88,000	297,653
CK Asset Holdings Limited (Real estate, Real estate management & development)	34,500	216,246
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	15,000	99,753
Henderson Land Development Company Limited (Real estate, Real estate management & development)	54,000	189,530
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	10,200	408,811
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	39,840	182,069
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	3,300	163,416
New World Development Company Limited (Real estate, Real estate management & development)	46,000	125,118
Sino Land Company (Real estate, Real estate management & development)	96,000	123,036
SITC International Holdings Incorporated (Industrials, Marine)	83,000	173,415
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	14,500	198,028
Swire Pacific Limited Class A (Real estate, Real estate management & development)	15,000	122,302
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Hong Kong: (continued)
Techtronic Industries Company Limited (Industrials, Machinery)	11,000	$ 109,378
WH Group Limited (Consumer staples, Food products) 144A	266,500	154,819
		3,571,135
Ireland: 0.45%
CRH plc (Materials, Construction materials)	7,107	334,660
DCC plc (Industrials, Industrial conglomerates)	4,753	264,246
		598,906
Israel: 0.62%
Azrieli Group Limited (Real estate, Real estate management & development)	1,529	85,795
Bank Hapoalim BM (Financials, Banks)	14,046	117,569
Bank Leumi Le-Israel (Financials, Banks)	30,811	239,765
Check Point Software Technologies Limited (Information technology, Software) †	1,907	235,934
Nice Systems Limited ADR (Information technology, Software) †	766	158,509
		837,572
Italy: 1.77%
Assicurazioni Generali SpA (Financials, Insurance)	18,671	369,491
Enel SpA (Utilities, Electric utilities)	69,864	392,900
Eni SpA (Energy, Oil, gas & consumable fuels)	24,333	344,001
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	3,900	238,427
Poste Italiane SpA (Financials, Insurance) 144A	20,922	225,718
Prysmian SpA (Industrials, Electrical equipment)	5,638	216,886
Snam SpA (Utilities, Gas utilities)	59,885	294,279
UniCredit SpA (Financials, Banks)	14,304	292,722
		2,374,424
Japan: 20.59%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	2,800	222,305
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	19,000	267,790
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	2,800	173,032
Bridgestone Corporation (Consumer discretionary, Auto components)	6,800	260,953
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	12,900	189,774
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	13,300	287,236
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	6,400	159,536
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	14,500	309,212
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	14,100	443,541
Daikin Industries Limited (Industrials, Building products)	1,700	291,480
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	5,700	131,579
DENSO Corporation (Consumer discretionary, Auto components)	3,200	170,136
Dentsu Incorporated (Communication services, Media)	1,700	54,563
FANUC Corporation (Industrials, Machinery)	2,000	340,347
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	1,800	355,624
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	4,000	186,670
Fujitsu Limited (Information technology, IT services)	1,300	167,280
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	1,100	134,516
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Japan: (continued)
Hitachi Limited (Industrials, Industrial conglomerates)	7,500	$ 379,531
Honda Motor Company Limited (Consumer discretionary, Automobiles)	26,300	684,181
Hoshizaki Electric Company Limited (Industrials, Machinery)	3,700	131,119
Hoya Corporation (Health care, Health care equipment & supplies)	3,500	346,260
Ibiden Company Limited (Information technology, Electronic equipment, instruments & components)	2,900	99,574
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	22,500	236,807
Isuzu Motors Limited (Consumer discretionary, Automobiles)	11,000	131,607
Itochu Corporation (Industrials, Trading companies & distributors)	14,900	445,287
Itochu Techno-Solutions Corporation (Information technology, IT services)	5,400	120,172
Japan Post Holdings (Financials, Insurance)	35,800	318,152
Japan Post Insurance Company Limited (Financials, Insurance)	9,700	168,274
Japan Tobacco Incorporated (Consumer staples, Tobacco)	6,400	130,181
Kao Corporation (Consumer staples, Personal products)	3,900	145,797
KDDI Corporation (Communication services, Wireless telecommunication services)	13,800	404,001
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	1,800	778,539
Kintetsu Group Holdings Company Limited (Industrials, Road & rail)	3,600	109,067
Kirin Holdings Company Limited (Consumer staples, Beverages)	8,700	130,288
Komatsu Limited (Industrials, Machinery)	8,900	213,095
Konami Holdings Corporation (Communication services, Entertainment)	2,700	119,180
M3 Incorporated (Health care, Health care technology)	4,900	117,034
Marubeni Corporation (Industrials, Trading companies & distributors)	33,500	428,115
Mitsubishi Corporation (Industrials, Trading companies & distributors)	20,500	696,959
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	12,800	144,118
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	21,000	261,507
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	3,300	121,549
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	27,300	142,560
Mitsui & Company Limited (Industrials, Trading companies & distributors)	21,100	592,607
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	6,500	123,885
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	5,500	179,839
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	3,200	172,039
NEC Corporation (Information technology, IT services)	6,100	218,409
Nexon Company Limited (Communication services, Entertainment)	10,800	234,157
Nidec Corporation (Industrials, Electrical equipment)	3,600	182,333
Nintendo Company Limited (Communication services, Entertainment)	14,400	541,924
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	9,300	269,598
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	7,700	199,746
Nissan Motor Company Limited (Consumer discretionary, Automobiles)	36,400	141,050
Nisshin Seifun Group Incorporated (Consumer staples, Food products)	5,500	63,582
Nitto Denko Corporation (Materials, Chemicals)	3,900	234,879
Nomura Research Institute Limited (Information technology, IT services)	6,900	154,060
NTT Data Corporation (Information technology, IT services)	8,200	113,826
OBIC Company Limited (Information technology, IT services)	1,600	234,321
Olympus Corporation (Health care, Health care equipment & supplies)	13,900	234,193
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	10,800	220,513
ORIX Corporation (Financials, Diversified financial services)	20,800	372,981
Otsuka Corporation (Information technology, IT services)	4,900	165,187
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	6,300	191,283
Panasonic Corporation (Consumer discretionary, Household durables)	27,400	238,873
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Japan: (continued)
Persol Holdings Company Limited (Industrials, Professional services)	5,800	$ 116,166
Recruit Holdings Company Limited (Industrials, Professional services)	15,700	427,107
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	18,500	239,683
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	2,500	192,428
Secom Company Limited (Industrials, Commercial services & supplies)	2,600	151,297
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	9,200	126,829
Sekisui Chemical Company Limited (Consumer discretionary, Household durables)	4,500	60,317
Sekisui House Limited (Consumer discretionary, Household durables)	28,000	530,469
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	7,300	326,518
Shimano Incorporated (Consumer discretionary, Leisure products)	1,300	202,560
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	5,700	801,697
SMC Corporation (Industrials, Machinery)	700	355,257
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	9,700	393,044
Sompo Holdings Incorporated (Financials, Insurance)	5,200	223,002
Sony Corporation (Consumer discretionary, Household durables)	11,400	957,012
Square Enix Company Limited (Communication services, Entertainment)	2,800	124,828
Subaru Corporation (Consumer discretionary, Automobiles)	10,300	165,482
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	8,300	114,544
Sumitomo Corporation (Industrials, Trading companies & distributors)	24,700	421,418
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	6,000	222,981
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	2,000	87,724
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	4,000	140,516
Sysmex Corporation (Health care, Health care equipment & supplies)	2,300	137,860
T&D Holdings Incorporated (Financials, Insurance)	11,100	168,022
Taisei Corporation (Industrials, Construction & engineering)	2,300	75,003
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	15,400	476,404
TDK Corporation (Information technology, Electronic equipment, instruments & components)	7,400	247,835
Terumo Corporation (Health care, Health care equipment & supplies)	5,500	147,887
Tokio Marine Holdings Incorporated (Financials, Insurance)	30,600	649,622
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	1,500	514,597
Tokyo Gas Company Limited (Utilities, Gas utilities)	12,000	231,618
Tosoh Corporation (Materials, Chemicals)	14,300	194,511
Toyota Motor Corporation (Consumer discretionary, Automobiles)	83,900	1,147,690
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	4,400	179,678
Trend Micro Incorporated (Information technology, Software)	4,100	193,023
Unicharm Corporation (Consumer staples, Household products)	3,100	114,820
USS Company Limited (Consumer discretionary, Specialty retail)	11,400	184,955
Yahoo! Japan Corporation (Communication services, Interactive media & services)	61,600	166,809
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	8,300	212,445
		27,651,471
Luxembourg: 0.45%
ArcelorMittal SA (Materials, Metals & mining)	8,629	259,614
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Luxembourg: (continued)
Eurofins Scientific SE (Health care, Life sciences tools & services)	2,371	$ 165,515
Tenaris SA (Energy, Energy equipment & services)	10,648	176,594
		601,723
Netherlands: 5.70%
Adyen NV (Information technology, IT services) 144A†	159	226,228
Airbus SE (Industrials, Aerospace & defense)	4,029	528,508
Argenx SE (Health care, Biotechnology) †	475	171,924
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	3,749	2,315,744
CNH Industrial NV (Industrials, Machinery)	9,233	151,613
Ferrari NV Holding Company (Consumer discretionary, Automobiles)	629	163,196
Heineken Holding NV (Consumer staples, Beverages)	1,685	144,271
Heineken NV (Consumer staples, Beverages)	2,948	300,897
ING Groep NV (Financials, Banks)	32,702	458,856
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	16,055	509,696
Koninklijke Philips NV (Health care, Health care equipment & supplies)	10,725	175,262
NN Group NV (Financials, Insurance)	2,776	112,455
OCI NV (Materials, Chemicals)	5,510	182,997
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	7,286	523,419
Qiagen NV (Health care, Life sciences tools & services) †	4,649	214,195
Randstad Holdings NV (Industrials, Professional services)	2,689	165,245
Stellantis NV (Consumer discretionary, Automobiles)	30,972	542,294
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	6,983	335,505
Universal Music Group NV (Communication services, Entertainment)	6,450	152,475
Wolters Kluwer NV (Industrials, Professional services)	2,419	280,036
		7,654,816
Norway: 0.97%
DNB Bank ASA (Financials, Banks)	15,289	305,639
Equinor ASA (Energy, Oil, gas & consumable fuels)	12,857	396,365
Mowi ASA (Consumer staples, Food products)	9,355	161,835
Norsk Hydro ASA (Materials, Metals & mining)	17,782	129,553
Orkla ASA (Consumer staples, Food products)	23,052	155,207
Salmar ASA (Consumer staples, Food products)	3,571	148,551
		1,297,150
Portugal: 0.19%
Energias de Portugal SA (Utilities, Electric utilities)	26,747	135,114
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	5,704	117,163
		252,277
Singapore: 1.40%
DBS Group Holdings Limited (Financials, Banks)	22,500	570,155
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	308,800	233,584
Grab Holdings Limited Class A (Industrials, Road & rail) †	19,946	64,027
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	40,900	384,295
Sea Limited ADR (Communication services, Entertainment) †	3,766	235,337
Singapore Airlines Limited (Industrials, Airlines)	31,700	133,763
United Overseas Bank Limited (Financials, Banks)	6,200	137,568
Wilmar International Limited (Consumer staples, Food products)	40,900	119,505
		1,878,234
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Spain: 2.80%
Amadeus IT Holding SA Class A (Information technology, IT services) †	2,190	$ 137,592
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	69,500	541,990
Banco Santander Central Hispano SA (Financials, Banks)	143,262	564,064
CaixaBank SA (Financials, Banks)	102,069	437,447
Enagás SA (Utilities, Gas utilities)	7,006	125,678
Endesa SA (Utilities, Electric utilities)	9,075	178,246
Iberdrola SA (Utilities, Electric utilities)	55,016	632,239
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	11,685	359,530
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	13,049	216,828
Repsol SA (Energy, Oil, gas & consumable fuels)	17,936	284,658
Telefónica SA (Communication services, Diversified telecommunication services)	68,940	280,661
		3,758,933
Sweden: 3.06%
Assa Abloy AB Class B (Industrials, Building products)	10,102	246,181
Atlas Copco AB Class A (Industrials, Machinery)	45,480	541,693
Epiroc AB Class A (Industrials, Machinery)	7,999	153,974
EQT AB (Financials, Capital markets)	5,228	117,365
Ericsson LM Class B (Information technology, Communications equipment)	28,432	157,805
Evolution Gaming Group AB (Consumer discretionary, Hotels, restaurants & leisure) 144A	1,997	241,632
Fastighets AB (Real estate, Real estate management & development) †	25,647	127,451
Getinge AB Class B (Health care, Health care equipment & supplies)	3,997	86,103
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	9,735	122,794
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	7,234	80,266
Holmen AB Class B (Materials, Paper & forest products)	3,119	126,035
Industrivarden AB Class A (Financials, Diversified financial services)	5,463	150,405
Indutrade AB (Industrials, Machinery)	5,890	125,475
Investor AB (Financials, Diversified financial services)	6,765	130,931
Kinnevik AB (Financials, Diversified financial services) †	5,574	83,147
Lifco publ AB (Industrials, Industrial conglomerates)	7,409	148,350
Nibe Industrier AB (Industrials, Building products)	13,334	138,078
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	33,223	415,922
Skanska AB Class B (Industrials, Construction & engineering)	8,165	148,667
Swedbank AB Class A (Financials, Banks)	19,454	397,331
Swedish Match (Consumer staples, Tobacco) ♦‡†	15,689	172,462
Volvo AB Class B (Industrials, Machinery)	9,887	198,156
		4,110,223
Switzerland: 8.59%
Alcon Incorporated (Health care, Health care equipment & supplies)	4,105	279,638
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	26	284,886
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	4,902	737,759
Credit Suisse Group AG (Financials, Capital markets)	14,008	42,417
Givaudan SA (Materials, Chemicals)	42	126,689
Kuehne & Nagel International AG (Industrials, Marine)	1,151	294,517
LafargeHolcim Limited (Materials, Construction materials)	6,704	413,835
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	2,623	143,369
Lonza Group AG (Health care, Life sciences tools & services)	460	273,895
Nestle SA (Consumer staples, Food products)	23,735	2,673,259
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Switzerland: (continued)
Novartis AG (Health care, Pharmaceuticals)	16,644	$ 1,401,005
Partners Group Holding AG (Financials, Capital markets)	117	111,006
Roche Holding AG (Health care, Pharmaceuticals)	6,612	1,908,106
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	318	98,319
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	318	71,376
Sika AG (Materials, Chemicals)	993	278,232
Sonova Holding AG (Health care, Health care equipment & supplies)	1,015	249,156
Straumann Holding AG (Health care, Health care equipment & supplies)	1,887	250,137
Swiss Life Holding AG (Financials, Insurance)	227	136,463
Swisscom AG (Communication services, Diversified telecommunication services)	428	263,748
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	842	292,512
UBS Group AG (Financials, Capital markets)	29,438	639,175
VAT Group AG (Industrials, Machinery) 144A	469	141,619
Zurich Insurance Group AG (Financials, Insurance)	891	422,299
		11,533,417
United Kingdom: 15.82%
3i Group plc (Financials, Capital markets)	11,956	233,983
Anglo American plc (Materials, Metals & mining)	11,426	396,439
Ashtead Group plc (Industrials, Trading companies & distributors)	5,139	340,598
Associated British Foods plc (Consumer staples, Food products)	3,576	86,329
AstraZeneca plc (Health care, Pharmaceuticals)	14,346	1,877,462
Auto Trader Group plc (Communication services, Interactive media & services) 144A	24,177	173,150
BAE Systems plc (Industrials, Aerospace & defense)	31,935	344,949
Barclays plc (Financials, Banks)	105,328	221,258
BP plc (Energy, Oil, gas & consumable fuels)	181,588	1,202,419
British American Tobacco plc (Consumer staples, Tobacco)	26,981	1,020,194
BT Group plc (Communication services, Diversified telecommunication services)	89,937	150,750
Bunzl plc (Industrials, Trading companies & distributors)	7,608	271,244
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	6,035	179,012
Coca-Cola European Partners plc (Consumer staples, Beverages)	2,387	131,285
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	13,940	321,940
Diageo plc (Consumer staples, Beverages)	24,974	1,060,111
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	8,043	131,525
Experian Group Limited plc (Industrials, Professional services)	5,414	182,668
Ferguson plc (Industrials, Trading companies & distributors)	2,530	363,511
Glencore plc (Materials, Metals & mining)	111,379	663,631
GSK plc (Health care, Pharmaceuticals)	39,092	670,249
Haleon plc (Consumer staples, Personal products) †	62,845	243,372
HSBC Holdings plc (Financials, Banks)	177,183	1,354,620
Imperial Tobacco Group plc (Consumer staples, Tobacco)	14,986	361,419
Informa plc (Communication services, Media)	23,882	192,008
JD Sports Fashion plc (Consumer discretionary, Specialty retail)	85,556	186,372
Lloyds Banking Group plc (Financials, Banks)	848,258	536,896
London Stock Exchange Group plc (Financials, Capital markets)	2,458	219,735
National Grid plc (Utilities, Multi-utilities)	32,496	409,640
NatWest Group plc (Financials, Banks)	41,188	144,814
Prudential plc (Financials, Insurance)	23,421	357,643
Reckitt Benckiser Group plc (Consumer staples, Household products)	4,604	319,095
RELX plc (Industrials, Professional services)	19,941	600,370
Rentokil Initial plc (Industrials, Commercial services & supplies)	19,453	119,897
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
United Kingdom: (continued)
Rio Tinto plc (Materials, Metals & mining)	9,224	$ 633,751
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	116,869	203,751
Schroders plc (Financials, Capital markets)	18,128	108,459
Segro plc (Real estate, Equity REITs)	17,380	172,136
Shell plc (Energy, Oil, gas & consumable fuels)	67,567	2,053,361
Smith & Nephew plc (Health care, Health care equipment & supplies)	9,811	139,962
SSE plc (Utilities, Electric utilities)	19,410	407,527
Standard Chartered plc (Financials, Banks)	26,204	247,176
Tesco plc (Consumer staples, Food & staples retailing)	60,436	185,373
Unilever plc (Consumer staples, Personal products)	7,537	376,273
Unilever plc (London Exchange) (Consumer staples, Personal products)	16,885	840,027
Vodafone Group plc (Communication services, Wireless telecommunication services)	328,392	394,137
Whitbread plc (Consumer discretionary, Hotels, restaurants & leisure)	6,090	226,280
WPP plc (Communication services, Media)	15,433	190,091
		21,246,892
United States: 0.04%
Block Incorporated (Information technology, IT services) †	717	53,795
Total Common stocks (Cost $109,241,294)		129,769,975

	Dividend yield
Preferred stocks: 0.39%
Germany: 0.39%
Henkel AG & Company KGaA (Consumer staples, Household products)	2.69%	2,482	180,667
Volkswagen AG ADR (Consumer discretionary, Automobiles)	6.79	2,465	336,750
Total Preferred stocks (Cost $669,819)			517,417

		Yield
Short-term investments: 2.25%
Investment companies: 2.25%
Allspring Government Money Market Fund Select Class ♠∞		4.39	3,028,083	3,028,083
Total Short-term investments (Cost $3,028,083)				3,028,083
Total investments in securities (Cost $112,939,196)	99.28%			133,315,475
Other assets and liabilities, net	0.72			965,937
Total net assets	100.00%			$134,281,412

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

10  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,578,533	$25,269,966	$(23,820,416)	$0	$0	$3,028,083	3,028,083	$48,462
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	27	3-17-2023	$2,790,645	$2,762,910	$0	$(27,735)
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  11

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures

12  |  Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Disciplined International Developed Markets Portfolio  |  13

Notes to portfolio of investments—February 28, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$9,584,478	$0	$0	$9,584,478
Austria	298,106	0	0	298,106
Belgium	808,021	0	0	808,021
Denmark	4,095,081	0	0	4,095,081
Finland	1,478,023	0	0	1,478,023
France	16,079,629	0	0	16,079,629
Germany	10,005,669	0	0	10,005,669
Hong Kong	3,571,135	0	0	3,571,135
Ireland	598,906	0	0	598,906
Israel	837,572	0	0	837,572
Italy	2,374,424	0	0	2,374,424
Japan	27,651,471	0	0	27,651,471
Luxembourg	601,723	0	0	601,723
Netherlands	7,654,816	0	0	7,654,816
Norway	1,297,150	0	0	1,297,150
Portugal	252,277	0	0	252,277
Singapore	1,878,234	0	0	1,878,234
Spain	3,758,933	0	0	3,758,933
Sweden	3,937,761	0	172,462	4,110,223
Switzerland	11,533,417	0	0	11,533,417
United Kingdom	21,246,892	0	0	21,246,892
United States	53,795	0	0	53,795
Preferred stocks
Germany	517,417	0	0	517,417
Short-term investments
Investment companies	3,028,083	0	0	3,028,083
Total assets	$133,143,013	$0	$172,462	$133,315,475
Liabilities
Futures contracts	$27,735	$0	$0	$27,735
Total liabilities	$27,735	$0	$0	$27,735
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2023, $195,971 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

14  |  Allspring Disciplined International Developed Markets Portfolio